NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED MAY 31, 2022

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED FEBRUARY 28, 2022

Class C shares of each Fund will be converted to Class A shares of such Fund at the close of business on August 19, 2022.

Effective July 19, 2022, each Fund will stop accepting purchases of its Class C shares from new investors and existing shareholders, except that each Fund will continue to issue Class C shares upon the exchange of Class C shares from another Nuveen mutual fund or for purposes of dividend reinvestment. The Funds reserve the right to modify the extent to which issuance of Class C shares is limited prior to the conversion. After the close of business on August 19, 2022, all outstanding Class C shares of each Fund will be converted to Class A shares of such Fund and Class C shares will no longer be available after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-MSGSCP-0522P

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED MAY 31, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2022

Class C shares of each Fund will be converted to Class A shares of such Fund at the close of business on August 19, 2022.

Effective July 19, 2022, each Fund will stop accepting purchases of its Class C shares from new investors and existing shareholders, except that each Fund will continue to issue Class C shares upon the exchange of Class C shares from another Nuveen mutual fund or for purposes of dividend reinvestment. The Funds reserve the right to modify the extent to which issuance of Class C shares is limited prior to the conversion. After the close of business on August 19, 2022, all outstanding Class C shares of each Fund will be converted to Class A shares of such Fund and Class C shares will no longer be available after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MSGSCSAI-0522P